Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Dividend Income recognized	$ 79	$ 87
Allowance for credit losses on debt securities	4,447	3,549
Provision (recovery) of credit losses	(3,029)	(2,480)	$ (2,216)
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	4	80
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	1	75
Provision (recovery) of credit losses	1	(2)
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	3	5
Provision (recovery) of credit losses	(2)	10
Securities disposed [member] | Securities [member]
Disclosure of detailed information about financial instruments [line items]
Disposal of equity securities	323	22
Gain (loss) on sale of equity securities measured at fair value	68	2
Dividend Income recognized	$ 3	$ 0